Subsequent events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent events
24	Subsequent events
From April 1, 2020 to June 30, 2020, the Company repurchased an additional 13,343 shares of its common stock for an aggregate purchase price of approximately $29,000.